Financial performance by segment	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Financial performance by segment	Financial performance by segment Our reportable segmental structure is principally based on product groups (PG) - which we have determined to be our operating segments - whose leaders, together with global support functions leaders, make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of performance is underlying EBITDA (as defined on page 171).
Our reportable segments are as follows.

Reportable segment	Principal activities
Aluminium & Lithium	Bauxite mining; alumina refining; aluminium smelting and recycling; mining and processing of lithium.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and exploration activities.
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia; iron concentrate and pellets from the Iron Ore Company of Canada.
The Group’s reportable segments have been updated to reflect the organisational restructure announced on 27 August 2025 which simplified our product group structure to 3 businesses: Aluminium & Lithium, Copper and Iron Ore. The unified Iron Ore portfolio integrates Rio Tinto’s
Western Australian Iron Ore operations with the Iron Ore Company of Canada and will include the Simandou project in Guinea upon its completion. Management responsibility during the build phase of the Simandou iron ore project remains under the Chief Safety & Technical
Officer. While this sits outside of reportable segments until completion of the project, we continue to show this separately due to the significance of funding and spend on the project. Accordingly comparative information has been restated.
During the year, we acquired Arcadium Lithium plc, and its results are included in the new Aluminium & Lithium reportable segment from 6
March 2025. Rio Tinto’s Lithium business, comprising Arcadium and Rincon (previously included within the Minerals product group), has been combined with the previous Aluminium product group to form the Aluminium & Lithium product group.
The Borates and Iron & Titanium businesses were placed under strategic review during the year and have moved to the Chief Commercial
Officer's portfolio. Along with Diamonds, which is pending mine closure, these businesses are now presented below reportable segments, as part of “Other Operations”.

	Segmental revenue US$m			Underlying EBITDA US$m			Capital expenditure(b) US$m
	2025	2024 Restated(a)	2023 Restated(a)	2025	2024 Restated(a)	2023 Restated(a)	2025	2024 Restated(a)	2023 Restated(a)
Aluminium & Lithium	17,056	13,650	12,285	4,574	3,552	2,136	3,346	1,848	1,357
Copper	13,729	9,275	6,678	7,369	3,437	1,960	1,872	2,055	1,976
Iron Ore	28,989	31,601	34,539	15,194	16,985	20,915	4,422	3,303	2,952
Reportable segments total	59,774	54,526	53,502	27,137	23,974	25,011	9,640	7,206	6,285
Simandou iron ore project	–	–	–	(96)	(22)	(539)	2,219	1,832	266
Other operations	3,114	3,201	3,576	50	517	532	334	419	413
Inter-segment transactions	(13)	(21)	(21)	–	–	–
Share of equity accounted units(c)	(5,237)	(4,048)	(3,016)
Central pension costs, share-based payments, insurance and derivatives				(74)	153	168
Restructuring, project and one-off costs				(606)	(254)	(190)
Central costs				(818)	(816)	(990)
Central exploration and evaluation expenditures				(230)	(238)	(100)
Proceeds from disposal of property, plant and equipment							50	30	9
Other items							92	134	113
Consolidated sales revenue	57,638	53,658	54,041
Purchases of property, plant and equipment and intangible assets							12,335	9,621	7,086
Underlying EBITDA(d)				25,363	23,314	23,892

(a)	During the year, we simplified our product group structure to 3 product groups: Iron Ore, Aluminium & Lithium and Copper. Accordingly, prior year amounts have been restated for comparability.
(b)
Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.

(c)
Consolidated sales revenue includes subsidiary sales of US$311 million (2024: US$213 million; 2023: US$20 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$5,548 million
(2024: US$4,261 million; 2023: US$3,036 million) which are not included in consolidated sales revenue.

(d)
Pre-tax and pre-divestment expenditure on exploration and evaluation charged to the profit and loss account in 2025 was US$795 million (2024: US$935 million; 2023: US$855 million -
excluding Simandou). Approximately 40% of the spend was by copper, 32% by central exploration, 19% by Iron Ore (which includes Iron Ore Company of Canada), 8% by other operations and 1% by Aluminium & Lithium. All qualifying expenditure relating to Simandou has been capitalised since October 2023, while qualifying expenditure on the Rincon lithium project has been capitalised since 1 July 2024.

1 Financial performance by segment continued
Segmental revenue
Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units (EAUs) in proportion to our equity interest (after adjusting for sales to/from subsidiaries).
Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
Other segmental reporting
For further information relating to Revenue by destination and product and Non-operating assets by geography, refer to note 6 on page 180 and Our operating assets section on page 184, respectively.
Underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.

Other relevant judgements	Exclusions from underlying EBITDA
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance. The following items are excluded from profit after tax in arriving at underlying EBITDA in each year irrespective of materiality:
•all depreciation and amortisation in subsidiaries and the corresponding share of profit in EAUs
•all taxation and finance items in subsidiaries and the corresponding share of profit in EAUs
•unrealised gains and losses on embedded derivatives not qualifying for hedge accounting (including foreign exchange)
•net gains and losses on consolidation or disposal of interests in businesses
•impairment charges net of reversals including corresponding amounts in share of profit in EAUs
•the underlying EBITDA of discontinued operations
•adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgemental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In 2025 and 2024, there were no items in this category. In 2023, this included all re-estimates of the closure provisions for fully impaired sites identified in the second half of the year due to the materiality of the adjustment in aggregate.

	2025 US$m	2024 US$m	2023 US$m
Profit after tax for the year	10,249	11,574	9,953
Taxation	4,319	4,041	3,832
Profit before taxation	14,568	15,615	13,785
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	6,271	5,744	4,976
Depreciation and amortisation in equity accounted units	594	559	484
Finance items in subsidiaries	1,846	876	1,713
Taxation and finance items in equity accounted units	1,514	1,002	741
Unrealised (gains)/losses on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(64)	73	(15)
Gains on consolidation and disposal of interests in businesses(b)	–	(1,214)	–
Impairment charges net of reversals (note 4)	341	573	936
Change in closure estimates (non-operating and fully impaired sites)(c)	293	86	1,272
Underlying EBITDA	25,363	23,314	23,892
Depreciation and amortisation in subsidiaries for the year ended 31 December is net of capitalised depreciation of US$306 million (2024: US$174 million; 2023: US$358 million).
(b)In 2024, gains on consolidation of businesses include the revaluation of our previously held interest in the NZAS joint operation as we acquired the remaining shares during the year and this became a subsidiary. Disposals include the sale of Wyoming Uranium and Lake MacLeod, as described in note 5.
(c)In 2025, the change in closure estimate charge includes US$233 million related to the Yarwun alumina refinery, due to an acceleration of its forecast closure date as studies had not identified an economically viable solution for the construction of a second tailings storage facility. This qualified under our accounting policy for exclusion from underlying earnings as it also resulted in an impairment charge during the year (refer to note 4 for further details). In 2024, the charge to the income statement related to the change in estimates of underlying closure cash flows, net of the impact of a change in discount rate, expressed in real-terms, from 2.0% to 2.5% as applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto. In 2023, the charge includes US$873 million related to the closure provision update announced by Energy Resources of Australia (ERA) on 12 December 2023, together with the update included in their half year results for the period ended 30 June 2023, published in
August 2023. This update was considered material and therefore it was aggregated with other closure study updates which were similar in nature and have been excluded from underlying EBITDA.